FINANCIAL RISK MANAGEMENT OBJECTIVES - Sensitivity of Profit Before Tax and Equity to a Reasonably Possible Change of Each Foreign Currency Exchange Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
5% increase in rate
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of foreign currency exchange rates	5.00%	5.00%
5% increase in rate | USD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	$ 152	$ (776)
5% increase in rate | THB
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(1,127)	(269)
5% increase in rate | SGD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	1	4
5% increase in rate | TWD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(9)	16
5% increase in rate | HKD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	42	44
5% increase in rate | EUR
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	$ 0	$ 0
5% decrease in rate
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of foreign currency exchange rates	(5.00%)	(5.00%)
5% decrease in rate | USD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	$ (152)	$ 776
5% decrease in rate | THB
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	1,127	269
5% decrease in rate | SGD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(1)	(4)
5% decrease in rate | TWD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	9	(16)
5% decrease in rate | HKD
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	(42)	(44)
5% decrease in rate | EUR
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in profit before tax due to change of foreign currency exchange rates	$ 0	$ 0